Contract assets/(liabilities) (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Contract assets:
Retainage receivables	$ 1,727,841	$ 1,123,007
Revenue recognized in excess of amounts billed	2,560,872	1,846,485
Total contract assets	4,288,713	2,969,492
Less: allowance for credit losses	(17,414)	(19,180)
Total contract assets, net	4,271,299	2,950,312
Contract assets, current	3,270,627	1,901,425
Contract assets, non-current	1,000,672	1,048,887
Contract liabilities:
Payment received from customers in excess of revenue recognized	$ (512,171)	$ (301,901)